SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 27, 2022

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Future Financial and Technology ETF, a series of BlackRock
ETF Trust Post-Effective Amendment No. 29 to the Registration
Statement on Form N-1A

(File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of one new series of the Trust, BlackRock Future Financial and Technology ETF (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Future U.S. Themes ETF, which was filed on September 23, 2021 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

●	Purchase and Sale of Fund Shares

●	Tax Information

●	Payments to Broker-Dealers and Other Financial Intermediaries

●	Portfolio Holdings Information

●	Shareholder Information

●	Distribution

●	Financial Highlights

●	Disclaimers

Statement of Additional Information:

●	General Description of the Trust and the Fund

●	Exchange Listing and Trading

●	Proxy Voting Policy

●	Portfolio Holdings Information
o	Communications of Data Files
o	Communications with Authorized Participants and Liquidity Providers
o	Communications with Listing Exchanges
o	Communications with Other Portfolio Managers
o	Communication of Other Information
o	Third-Party Service Providers

●	Continuous Offering

●	Management
o	Control Persons and Principal Holders of Securities

●	Investment Advisory, Administrative and Distribution Services
o	Investment Adviser
o	Code of Ethics
o	Anti-Money Laundering Requirements
o	Distributor

●	Determination of Net Asset Value

●	Brokerage Transactions

●	Additional Information Concerning the Trust

●	Creation and Redemption of Creation Units

●	Taxes

●	Financial Statements

●	Miscellaneous Information

●	Appendix A1 – Open-End Fund Proxy Voting Policy

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn

Jessica Holly

Andrew M. Friedman